INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2015	2014

Raw materials	$24,218	$15,439
Work-in-progress	1,422	726
Finished goods	69,839	64,047

	$95,479	$80,212